Inventories (Tables)	12 Months Ended
Mar. 31, 2016
Inventory Disclosure [Abstract]
Summary of Inventories
	March 31,
	2016	2015
Finished goods	$60,249	$47,122
Raw and packaging materials	48,329	43,383
Work in progress	26,756	26,680
Other	3,219	3,087
	$138,553	$120,272